N-4	Apr. 24, 2025 USD ($)
Prospectus:
Document Type	N-4
Entity Registrant Name	Nationwide Variable Account
Entity Central Index Key	0000202713
Entity Investment Company Type	N-4
Document Period End Date	Apr. 24, 2025
Amendment Flag	false
Nationwide Destination Income Annuity
Prospectus:
Fees and Expenses [Text Block]
FEES AND EXPENSES (see Fee Table and Charges and Deductions)
Charges for Early Withdrawals	None
Ongoing Fees and Expenses (annual charges)
The table below describes the fees and expenses that you may pay each year, depending on the options chosen. Please refer to your contract specifications page for information about the specific fees you will pay each year based on the options you have elected.

	Annual Fee	Minimum	Maximum
	Base Contract	1.70%[1]	1.73%[1]
	Investment options (underlying mutual fund fees and expenses)	0.47%[2]	1.19%[2]
1 As a percentage of Daily Net Assets, plus a percentage attributable to the Contract
Maintenance Charge; or for Guaranteed Lifetime Withdrawals, as a percentage of the
Current Guaranteed Lifetime Withdrawal Base, plus a percentage attributable to the
Contract Maintenance Charge.
2 As a percentage of underlying mutual fund assets.

	Lowest Annual Cost Estimate: $1,110.28	Highest Annual Cost Estimate: $2,693.89
	Assumes: ● Investment of $100,000 ● 5% annual appreciation ● Least expensive underlying mutual fund fees and expenses ● No additional purchase payments, transfers or withdrawals	Assumes: ● Investment of $100,000 ● 5% annual appreciation ● Most expensive underlying mutual fund fees and expenses ● No additional purchase payments, transfers or withdrawals

Charges for Early Withdrawals [Text Block]
Charges for Early Withdrawals	None

Ongoing Fees and Expenses [Table Text Block]
Ongoing Fees and Expenses (annual charges)
The table below describes the fees and expenses that you may pay each year, depending on the options chosen. Please refer to your contract specifications page for information about the specific fees you will pay each year based on the options you have elected.

	Annual Fee	Minimum	Maximum
	Base Contract	1.70%[1]	1.73%[1]
	Investment options (underlying mutual fund fees and expenses)	0.47%[2]	1.19%[2]
1 As a percentage of Daily Net Assets, plus a percentage attributable to the Contract
Maintenance Charge; or for Guaranteed Lifetime Withdrawals, as a percentage of the
Current Guaranteed Lifetime Withdrawal Base, plus a percentage attributable to the
Contract Maintenance Charge.
2 As a percentage of underlying mutual fund assets.

	Lowest Annual Cost Estimate: $1,110.28	Highest Annual Cost Estimate: $2,693.89
	Assumes: ● Investment of $100,000 ● 5% annual appreciation ● Least expensive underlying mutual fund fees and expenses ● No additional purchase payments, transfers or withdrawals	Assumes: ● Investment of $100,000 ● 5% annual appreciation ● Most expensive underlying mutual fund fees and expenses ● No additional purchase payments, transfers or withdrawals

Base Contract (of Other Amount) (N-4) Minimum [Percent]	1.70%
Base Contract (of Other Amount) (N-4) Maximum [Percent]	1.73%
Base Contract (N-4) Footnotes [Text Block]	As a percentage of Daily Net Assets, plus a percentage attributable to the Contract Maintenance Charge; or for Guaranteed Lifetime Withdrawals, as a percentage of the Current Guaranteed Lifetime Withdrawal Base, plus a percentage attributable to the Contract Maintenance Charge.
Investment Options (of Average Annual Net Assets) Minimum [Percent]	0.47%
Investment Options (of Average Annual Net Assets) Maximum [Percent]	1.19%
Investment Options Footnotes [Text Block]	As a percentage of underlying mutual fund assets.
Lowest Annual Cost [Dollars]	$ 1,110.28
Highest Annual Cost [Dollars]	$ 2,693.89
Risks [Table Text Block]
RISKS
Risk of Loss	Contract Owners of variable annuities can lose money by investing in the contract, including loss of principal (see Principal Risks).
Not a Short-Term Investment
The contract is not a short-term investment and is not appropriate for an investor who needs ready access to cash. Nationwide has designed the contract to offer features, pricing, and investment options that encourage long-term ownership (see Principal Risks).

The benefit of tax deferral also means that the contract is more beneficial to investors with a long time horizon (see Principal Risks).

Risks Associated with Investment Options
● Investment in this contract is subject to the risk of poor investment performance of the investment options chosen by the Contract Owner.
● Each investment option has its own unique risks.
● Review the prospectuses and disclosures for the investment options before making an investment decision.
See Principal Risks.

Insurance Company Risks
Investment in the contract is subject to the risks associated with Nationwide, including that any obligations, guarantees, or benefits are subject to the claims-paying ability of
Nationwide. More information about Nationwide, including its financial strength ratings, is available by contacting Nationwide at the address and/or toll-free phone number indicated
in Contacting the Service Center (see Principal Risks).

Investment Restrictions [Text Block]	● Nationwide reserves the right to add, remove, and substitute investment options available under the contract (see The Sub-Accounts and Underlying Mutual Funds).● Not all investment options may be available under your contract (see Appendix A: Underlying Mutual Funds Available Under the Contract).● Transfers between Sub-Accounts are subject to policies designed to deter short-term and excessively frequent transfers. Nationwide may restrict the form in which transfer requests will be accepted (see Transfer Restrictions).
Tax Implications [Text Block]	● Consult with a tax professional to determine the tax implications of an investment in and payments received under this contract.● If the contract is purchased through a tax-qualified plan or IRA, there is no additional tax deferral.● Earnings in the contract are taxed at ordinary income tax rates at the time of withdrawals and there may be a tax penalty if withdrawals are taken before the Contract Owner reaches age 59½.See Appendix C: Contract Types and Tax Information.
Investment Professional Compensation [Text Block]	Some financial professionals receive compensation for selling the contract. Compensation can take the form of commission and other indirect compensation in that Nationwide may share the revenue it earns on this contract with the financial professional’s firm. This conflict of interest may influence a financial professional, as these financial professionals may have a financial incentive to offer or recommend this contract over another investment (see Distribution, Promotional, and Sales Expenses).
Exchanges [Text Block]	Some financial professionals may have a financial incentive to offer an investor a new contract in place of the one he/she already owns. An investor should only exchange his/her contract if he/she determines, after comparing the features, fees, and risks of both contracts, that it is preferable for him/her to purchase the new contract, rather than to continue to own the existing one (see Replacements and Distribution, Promotional, and Sales Expenses).
Item 4. Fee Table [Text Block]	Fee Table The following tables describe the fees and expenses that a Contract Owner will pay when buying, owning, and surrendering or making withdrawals from the contract. Please refer to the contract specifications page for information about the specific fees the Contract Owner will pay each year. The first table describes the fees and expenses that a Contract Owner will pay each year during the time that the Contract Owner owns the contract (not including underlying mutual fund fees and expenses). State premium taxes may also be deducted.
Annual Contract Expenses
Maximum Administrative Expense[1]	$30
Base Contract Expenses[2] (assessed as an annualized percentage of the Daily Net Assets or assessed annually as a percentage of the Current Guaranteed Lifetime Withdrawal Base)	1.70%
[1]Throughout this prospectus, the Administrative Expense will be referred to as the Contract Maintenance Charge. On each contract’s Contract Anniversary, Nationwide deducts the Contract Maintenance Fee if the Contract Value is less than $50,000 on such Contract Anniversary. This charge is permanently waived on a going-forward basis for any contracts valued at $50,000 or more on any Contract Anniversary.[2]Throughout this prospectus, the Base Contract Expenses will be referred to as Mortality and Expense Risk Fee, Administrative Fee, and Guaranteed Lifetime Withdrawal Fee, as appropriate. The Mortality and Expense Risk Fee and Administrative Fee are assessed as an annualized percentage of the Daily Net Assets, while the Guaranteed Lifetime Withdrawal Fee is assessed annually as a percentage of the Current Guaranteed Lifetime Withdrawal Base. Currently, the charge associated with the Guaranteed Lifetime Withdrawal Fee is equal to 1.00% of the Current Guaranteed Lifetime Withdrawal Base. The maximum Guaranteed Lifetime Withdrawal Fee is 1.20% of the Current Guaranteed Lifetime Withdrawal Base. For information about how the Current Guaranteed Lifetime Withdrawal Base is calculated, see Guaranteed Lifetime Withdrawals and Spousal Continuation Option.The next item shows the minimum and maximum total operating expenses charged by the underlying mutual funds that the Contract Owner may pay periodically during the life of the contract. A complete list of the underlying mutual funds available under the contract, including their annual expenses, may be found in Appendix A: Underlying Mutual Funds Available Under the Contract.
Annual Underlying Mutual Fund Expenses
	Minimum	Maximum
(Expenses that are deducted from underlying mutual fund assets, including management fees, distribution and/or service (12b-1) fees, and other expenses, as a percentage of average underlying mutual fund net assets.)	0.47%	1.19%
Example This Example is intended to help Contract Owners compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include transaction expenses, annual contract expenses, and annual underlying mutual fund expenses. The Example assumes: •a $100,000 investment in the contract for the time periods indicated; •a 5% return each year; •the maximum and the minimum annual underlying mutual fund expenses; •the total Variable Account fees associated with the contract (1.90%);[1] and •the Current Guaranteed Lifetime Withdrawal Base equals $100,000. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
	If the contract is surrendered at the end of the applicable time period				If the contract is annuitized at the end of the applicable time period				If the contract is not surrendered
	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.
Maximum Annual Underlying Mutual Fund Expenses (1.19%)	$3,276	$9,998	$16,955	$35,422	*	$9,998	$16,955	$35,422	$3,276	$9,998	$16,955	$35,422
Minimum Annual Underlying Mutual Fund Expenses (0.47%)	$2,520	$7,749	$13,241	$28,207	*	$7,749	$13,241	$28,207	$2,520	$7,749	$13,241	$28,207
*Contracts sold under this prospectus do not permit annuitization during the first two Contract Years. [1]For purposes of these tables, Nationwide assumes the Current Guaranteed Lifetime Withdrawal Base is equal to the Daily Net Assets.
Annual Contract Expenses [Table Text Block]
Annual Contract Expenses
Maximum Administrative Expense[1]	$30
Base Contract Expenses[2] (assessed as an annualized percentage of the Daily Net Assets or assessed annually as a percentage of the Current Guaranteed Lifetime Withdrawal Base)	1.70%
[1]Throughout this prospectus, the Administrative Expense will be referred to as the Contract Maintenance Charge. On each contract’s Contract Anniversary, Nationwide deducts the Contract Maintenance Fee if the Contract Value is less than $50,000 on such Contract Anniversary. This charge is permanently waived on a going-forward basis for any contracts valued at $50,000 or more on any Contract Anniversary.[2]Throughout this prospectus, the Base Contract Expenses will be referred to as Mortality and Expense Risk Fee, Administrative Fee, and Guaranteed Lifetime Withdrawal Fee, as appropriate. The Mortality and Expense Risk Fee and Administrative Fee are assessed as an annualized percentage of the Daily Net Assets, while the Guaranteed Lifetime Withdrawal Fee is assessed annually as a percentage of the Current Guaranteed Lifetime Withdrawal Base. Currently, the charge associated with the Guaranteed Lifetime Withdrawal Fee is equal to 1.00% of the Current Guaranteed Lifetime Withdrawal Base. The maximum Guaranteed Lifetime Withdrawal Fee is 1.20% of the Current Guaranteed Lifetime Withdrawal Base. For information about how the Current Guaranteed Lifetime Withdrawal Base is calculated, see Guaranteed Lifetime Withdrawals and Spousal Continuation Option.
Administrative Expense, Maximum [Dollars]	$ 30
Administrative Expense, Footnotes [Text Block]	Throughout this prospectus, the Administrative Expense will be referred to as the Contract Maintenance Charge. On each contract’s Contract Anniversary, Nationwide deducts the Contract Maintenance Fee if the Contract Value is less than $50,000 on such Contract Anniversary. This charge is permanently waived on a going-forward basis for any contracts valued at $50,000 or more on any Contract Anniversary.
Base Contract Expense (of Other Amount), Maximum [Percent]	1.70%
Base Contract Expense, Footnotes [Text Block]	Throughout this prospectus, the Base Contract Expenses will be referred to as Mortality and Expense Risk Fee, Administrative Fee, and Guaranteed Lifetime Withdrawal Fee, as appropriate. The Mortality and Expense Risk Fee and Administrative Fee are assessed as an annualized percentage of the Daily Net Assets, while the Guaranteed Lifetime Withdrawal Fee is assessed annually as a percentage of the Current Guaranteed Lifetime Withdrawal Base. Currently, the charge associated with the Guaranteed Lifetime Withdrawal Fee is equal to 1.00% of the Current Guaranteed Lifetime Withdrawal Base. The maximum Guaranteed Lifetime Withdrawal Fee is 1.20% of the Current Guaranteed Lifetime Withdrawal Base. For information about how the Current Guaranteed Lifetime Withdrawal Base is calculated, see Guaranteed Lifetime Withdrawals and Spousal Continuation Option.
Annual Portfolio Company Expenses [Table Text Block]
Annual Underlying Mutual Fund Expenses
	Minimum	Maximum
(Expenses that are deducted from underlying mutual fund assets, including management fees, distribution and/or service (12b-1) fees, and other expenses, as a percentage of average underlying mutual fund net assets.)	0.47%	1.19%

Portfolio Company Expenses [Text Block]	(Expenses that are deducted from underlying mutual fund assets, including management fees, distribution and/or service (12b-1) fees, and other expenses, as a percentage of average underlying mutual fund net assets.)
Portfolio Company Expenses Minimum [Percent]	0.47%
Portfolio Company Expenses Maximum [Percent]	1.19%
Surrender Expense, 1 Year, Maximum [Dollars]	$ 3,276
Surrender Expense, 1 Year, Minimum [Dollars]	2,520
Surrender Expense, 3 Years, Maximum [Dollars]	9,998
Surrender Expense, 3 Years, Minimum [Dollars]	7,749
Surrender Expense, 5 Years, Maximum [Dollars]	16,955
Surrender Expense, 5 Years, Minimum [Dollars]	13,241
Surrender Expense, 10 Years, Maximum [Dollars]	35,422
Surrender Expense, 10 Years, Minimum [Dollars]	28,207
Annuitized Expense, 3 Years, Maximum [Dollars]	9,998
Annuitized Expense, 3 Years, Minimum [Dollars]	7,749
Annuitized Expense, 5 Years, Maximum [Dollars]	16,955
Annuitized Expense, 5 Years, Minimum [Dollars]	13,241
Annuitized Expense, 10 Years, Maximum [Dollars]	35,422
Annuitized Expense, 10 Years, Minimum [Dollars]	28,207
No Surrender Expense, 1 Year, Maximum [Dollars]	3,276
No Surrender Expense, 1 Year, Minimum [Dollars]	2,520
No Surrender Expense, 3 Years, Maximum [Dollars]	9,998
No Surrender Expense, 3 Years, Minimum [Dollars]	7,749
No Surrender Expense, 5 Years, Maximum [Dollars]	16,955
No Surrender Expense, 5 Years, Minimum [Dollars]	13,241
No Surrender Expense, 10 Years, Maximum [Dollars]	35,422
No Surrender Expense, 10 Years, Minimum [Dollars]	$ 28,207
Item 5. Principal Risks [Table Text Block]	Principal Risks Contract Owners should be aware of the following risks associated with owning the contract: Risk of loss. The Sub-Accounts invest in underlying mutual funds. Underlying mutual funds are variable investments, meaning their value will increase or decrease based on the performance of their portfolio holdings. Poor underlying mutual fund performance can result in a loss of Contract Value and/or principal. Not a short-term investment. In general, deferred variable annuities are long-term investments; they are not suitable as short-term savings vehicles. Nationwide has designed the contract to offer features, pricing, and investment options that encourage long-term ownership. Specifically:•A Contract Owner who takes withdrawals from the contract before reaching age 59 1/2 could be subject to tax penalties that are mandated by the federal tax laws.Sub-Account availability. Nationwide reserves the right to change the Sub-Accounts available under the contract, including adding new Sub-Accounts, discontinuing availability of Sub-Accounts, and substituting Sub-Accounts. Decisions to make such changes are at Nationwide’s discretion but will be in accordance with Nationwide’s internal policies and procedures relating to such matters. Any changes to the availability of Sub-Accounts may be subject to regulatory approval and notice will be provided. Active trading. Neither the contracts described in this prospectus nor the underlying mutual funds are designed to support active trading strategies that require frequent movement between or among Sub-Accounts. Nationwide discourages (and will take action to deter) short-term trading in this contract because the frequent movement between or among Sub-Accounts may negatively impact other investors in the contract. In certain circumstances, to address active trading, Nationwide may require transfer requests to be submitted via U.S. mail. Additionally, underlying mutual funds are required to take certain actions in order to protect shareholders from negative impacts of short-term trading, which may include requiring Nationwide to prohibit particular Contract Owners from investing in a Sub-Account that invests in the impacted underlying mutual fund. Financial strength. Contractual guarantees that exceed the value of the assets in the Variable Account (including death benefit guarantees that exceed the Contract Value) are paid from Nationwide’s general account, which is subject to Nationwide’s financial strength and claims-paying ability. If Nationwide experiences financial distress, it may not be able to meet its obligations. Regulatory risk. The contract is governed by various state and federal laws and regulations, which are subject to change. Those changes could require Nationwide to make changes to the contract that alter the nature or value of certain benefits. Additionally, changes to the tax laws or regulations could limit or eliminate the tax benefits of the contract, resulting in greater tax liability or less earnings. Cybersecurity. Nationwide’s businesses are highly dependent upon its computer systems and those of its business partners and service providers. This makes Nationwide potentially susceptible to operational and information security risks resulting from a cybersecurity incident. These risks include direct risks, such as theft, misuse, corruption, and destruction of data maintained by Nationwide, and indirect risks, such as denial of service, attacks on systems or websites and other operational disruptions that could severely impede Nationwide’s ability to conduct its businesses or administer the contract (e.g., calculate unit values or process transactions). Financial services companies and their third-party service providers are increasingly the targets of cyber-attacks involving the encryption and/or threat to disclose personal or confidential information (e.g., ransomware) or disruptions of communications (e.g., denial of service) to extort money or for other malicious purposes. The techniques used to attack systems and networks change frequently, are becoming more sophisticated, and can originate from a wide variety of sources. The use of remote or flexible work arrangements, remote access tools, and mobile technology have expanded potential targets for cyber-attack. Cyber-attacks affecting Nationwide, the underlying mutual funds, intermediaries, and other service providers may adversely affect Nationwide and contract values. As a result of a cybersecurity incident, Nationwide may be subject to regulatory fines and financial losses and/or reputational damage. Cybersecurity risks may also impact the issuers of securities in which the underlying mutual funds invest, which may cause the underlying mutual funds to lose value. There may be an increased risk of cyber-attacks during periods of geopolitical or military conflict. Although Nationwide undertakes substantial efforts to protect its computer systems from cyber-attacks, including internal processes and technological defenses that are preventative or detective, and other controls designed to provide multiple layers of security assurance, there can be no guarantee that Nationwide, its service providers, or the underlying mutual funds will be able to avoid cybersecurity incidents affecting Contract Owners in the future. It is possible that a cybersecurity incident could persist for an extended period of time without detection. In the event that contract administration or contract values are adversely affected as a result of a failure of Nationwide’s cybersecurity controls, Nationwide will take reasonable steps to take corrective action and restore Contract Values to the levels that they would have been had the cybersecurity incident not occurred. Nationwide will not, however, be responsible for any adverse impact to contracts or contract values that result from the Contract Owner or its designee’s negligent acts or failure to use reasonably appropriate safeguards to protect against cyber-attacks or to protect personal information. Business continuity risks. Nationwide is exposed to risks related to natural and man-made disasters, such as storms, fires, earthquakes, public health crises, geopolitical disputes, military actions, and terrorist acts, which could adversely affect Nationwide’s ability to administer the contract. Nationwide has adopted business continuity policies and procedures that may be implemented in the event of a natural or man-made disaster, but such business continuity plans may not operate as intended or fully mitigate the operational risks associated with such disasters. Nationwide outsources certain critical business functions to third parties and, in the event of a natural or man-made disaster, relies upon the successful implementation and execution of the business continuity planning of such entities. While Nationwide closely monitors the business continuity activities of these third parties, successful implementation and execution of their business continuity strategies are largely beyond Nationwide’s control. If one or more of the third parties to whom Nationwide outsources such critical business functions experience operational failures, Nationwide’s ability to administer the contract could be impaired.
Item 10. Benefits Available (N-4) [Text Block]	Benefits Under the Contract The following tables summarize information about the benefits under the contract. The Standard Benefits table indicates the benefits that are available under the contract and for which there is no additional charge. The Optional Benefits table indicates the benefits that are (or were) available under the contract that are optional – they must be affirmatively elected by the applicant and may have an additional charge. Standard Benefits Table
Name of Benefit	Purpose	Maximum Fee	Current Fee	Brief Description of Restrictions/Limitations
Standard Death Benefit	Death benefit upon death of Annuitant prior to Annuitization	None	None	● Certain ownership changes and assignments could reduce the death benefit ● Nationwide may limit purchase payments to $1,000,000
Systematic Withdrawals (see Contract Owner Services)	Automatic withdrawals of Contract Value on a periodic basis	None	None	● Withdrawals must be at least $100 each
Name of Benefit	Purpose	Maximum Fee	Current Fee	Brief Description of Restrictions/Limitations
Guaranteed Lifetime Withdrawals	Guaranteed lifetime income stream	1.20% (Current Income Benefit Base)	1.00% (Current Income Benefit Base)	● Current charge could change
Spousal Continuation Option	Second death benefit	None	None	● Contract Owners who previously elected the Plan’s spousal benefit will automatically elect this benefit
Optional Benefits Table
Name of Benefit	Purpose	Maximum Fee	Current Fee	Brief Description of Restrictions/ Limitations
Spousal Continuation Option	Second death benefit	None	None
● Limited availability
● For contracts issued as an IRA or
Roth IRA, only the person for whom
the IRA or Roth IRA was established
may be named as the Contract
Owner
● The spouse cannot be younger than
40 or older than 90 when the
withdrawals begin
● Spouse must be named as
Contingent Annuitant

Benefits Available [Table Text Block]
Name of Benefit	Purpose	Maximum Fee	Current Fee	Brief Description of Restrictions/Limitations
Standard Death Benefit	Death benefit upon death of Annuitant prior to Annuitization	None	None	● Certain ownership changes and assignments could reduce the death benefit ● Nationwide may limit purchase payments to $1,000,000
Systematic Withdrawals (see Contract Owner Services)	Automatic withdrawals of Contract Value on a periodic basis	None	None	● Withdrawals must be at least $100 each
Name of Benefit	Purpose	Maximum Fee	Current Fee	Brief Description of Restrictions/Limitations
Guaranteed Lifetime Withdrawals	Guaranteed lifetime income stream	1.20% (Current Income Benefit Base)	1.00% (Current Income Benefit Base)	● Current charge could change
Spousal Continuation Option	Second death benefit	None	None	● Contract Owners who previously elected the Plan’s spousal benefit will automatically elect this benefit

Name of Benefit [Text Block]	Name of BenefitName of Benefit
Purpose of Benefit [Text Block]	PurposePurpose
Brief Restrictions / Limitations [Text Block]	Brief Description of Restrictions/LimitationsBrief Description of Restrictions/Limitations
Name of Benefit [Text Block]	Name of BenefitName of Benefit
Item 17. Portfolio Companies (N-4) [Text Block]	Appendix A: Underlying Mutual Funds Available Under the Contract The following is a list of underlying mutual funds available under the contract. More information about the underlying mutual funds is available in the prospectuses for the underlying mutual funds, which may be amended from time to time and can be found online at https://nationwide.onlineprospectus.net/NW/C000107324NW/index.php. This information can also be obtained at no cost by calling 1-800-848-6331 or by sending an email request to FLSS@nationwide.com. Depending on the optional benefits chosen, access to certain underlying mutual funds may be limited. The current expenses and performance information below reflects fees and expenses of the underlying mutual funds, but do not reflect the other fees and expenses that the contract may charge. Expenses would be higher and performance would be lower if these other charges were included. Each underlying mutual fund’s past performance is not necessarily an indication of future performance. *This underlying mutual fund’s current expenses reflect a temporary fee reduction.
Prospectuses Available [Text Block]	The following is a list of underlying mutual funds available under the contract. More information about the underlying mutual funds is available in the prospectuses for the underlying mutual funds, which may be amended from time to time and can be found online at https://nationwide.onlineprospectus.net/NW/C000107324NW/index.php. This information can also be obtained at no cost by calling 1-800-848-6331 or by sending an email request to FLSS@nationwide.com. Depending on the optional benefits chosen, access to certain underlying mutual funds may be limited. The current expenses and performance information below reflects fees and expenses of the underlying mutual funds, but do not reflect the other fees and expenses that the contract may charge. Expenses would be higher and performance would be lower if these other charges were included. Each underlying mutual fund’s past performance is not necessarily an indication of future performance.
Portfolio Companies [Table Text Block]
Type	Underlying Mutual Fund and Adviser/Sub-Adviser	Current Expenses	Average Annual Total Returns (as of 12/31/2024)
			1 year	5 year	10 year
Allocation	Nationwide Variable Insurance Trust - NVIT Blueprint® Balanced Fund: Class II (formerly, Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Balanced Fund: Class II) Investment Advisor: Nationwide Fund Advisors	0.93%*	9.25%	5.40%	5.24%
Allocation	Nationwide Variable Insurance Trust - NVIT Blueprint® Conservative Fund: Class II (formerly, Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Conservative Fund: Class II) Investment Advisor: Nationwide Fund Advisors	0.85%*	5.10%	2.47%	3.01%
Allocation	Nationwide Variable Insurance Trust - NVIT Blueprint® Moderately Conservative Fund: Class II (formerly, Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Conservative Fund: Class II) Investment Advisor: Nationwide Fund Advisors	0.90%*	7.82%	4.48%	4.56%
Fixed Income	Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I Investment Advisor: Nationwide Fund Advisors Subadvisor: Federated Investment Management Company	0.47%	4.88%	2.21%	1.46%
Allocation	Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II Investment Advisor: Nationwide Fund Advisors	0.88%	7.79%	4.17%	4.73%
Allocation	Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II Investment Advisor: Nationwide Fund Advisors	0.87%	3.82%	1.55%	2.52%
Allocation	Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II Investment Advisor: Nationwide Fund Advisors	0.87%	6.09%	3.20%	3.97%

Portfolio Company Objective [Text Block]	Type
Temporary Fee Reductions, Current Expenses [Text Block]	*This underlying mutual fund’s current expenses reflect a temporary fee reduction.
Nationwide Destination Income Annuity | SubAccountavailabilityMember
Prospectus:
Principal Risk [Text Block]	Sub-Account availability. Nationwide reserves the right to change the Sub-Accounts available under the contract, including adding new Sub-Accounts, discontinuing availability of Sub-Accounts, and substituting Sub-Accounts. Decisions to make such changes are at Nationwide’s discretion but will be in accordance with Nationwide’s internal policies and procedures relating to such matters. Any changes to the availability of Sub-Accounts may be subject to regulatory approval and notice will be provided.
Nationwide Destination Income Annuity | InvestmentoptionrestrictionsMember
Prospectus:
Principal Risk [Text Block]
Nationwide Destination Income Annuity | InvestmentadvisoryfeesMember
Prospectus:
Principal Risk [Text Block]
Nationwide Destination Income Annuity | PurchasePaymentCreditRiskMember
Prospectus:
Principal Risk [Text Block]
Nationwide Destination Income Annuity | EVOptionRiskMember
Prospectus:
Principal Risk [Text Block]
Nationwide Destination Income Annuity | ActivetradingMember
Prospectus:
Principal Risk [Text Block]	Active trading. Neither the contracts described in this prospectus nor the underlying mutual funds are designed to support active trading strategies that require frequent movement between or among Sub-Accounts. Nationwide discourages (and will take action to deter) short-term trading in this contract because the frequent movement between or among Sub-Accounts may negatively impact other investors in the contract. In certain circumstances, to address active trading, Nationwide may require transfer requests to be submitted via U.S. mail. Additionally, underlying mutual funds are required to take certain actions in order to protect shareholders from negative impacts of short-term trading, which may include requiring Nationwide to prohibit particular Contract Owners from investing in a Sub-Account that invests in the impacted underlying mutual fund.
Nationwide Destination Income Annuity | FinancialstrengthMember
Prospectus:
Principal Risk [Text Block]	Financial strength. Contractual guarantees that exceed the value of the assets in the Variable Account (including death benefit guarantees that exceed the Contract Value) are paid from Nationwide’s general account, which is subject to Nationwide’s financial strength and claims-paying ability. If Nationwide experiences financial distress, it may not be able to meet its obligations.
Nationwide Destination Income Annuity | RegulatoryriskMember
Prospectus:
Principal Risk [Text Block]	Regulatory risk. The contract is governed by various state and federal laws and regulations, which are subject to change. Those changes could require Nationwide to make changes to the contract that alter the nature or value of certain benefits. Additionally, changes to the tax laws or regulations could limit or eliminate the tax benefits of the contract, resulting in greater tax liability or less earnings.
Nationwide Destination Income Annuity | CybersecurityMember
Prospectus:
Principal Risk [Text Block]	Cybersecurity. Nationwide’s businesses are highly dependent upon its computer systems and those of its business partners and service providers. This makes Nationwide potentially susceptible to operational and information security risks resulting from a cybersecurity incident. These risks include direct risks, such as theft, misuse, corruption, and destruction of data maintained by Nationwide, and indirect risks, such as denial of service, attacks on systems or websites and other operational disruptions that could severely impede Nationwide’s ability to conduct its businesses or administer the contract (e.g., calculate unit values or process transactions). Financial services companies and their third-party service providers are increasingly the targets of cyber-attacks involving the encryption and/or threat to disclose personal or confidential information (e.g., ransomware) or disruptions of communications (e.g., denial of service) to extort money or for other malicious purposes. The techniques used to attack systems and networks change frequently, are becoming more sophisticated, and can originate from a wide variety of sources. The use of remote or flexible work arrangements, remote access tools, and mobile technology have expanded potential targets for cyber-attack. Cyber-attacks affecting Nationwide, the underlying mutual funds, intermediaries, and other service providers may adversely affect Nationwide and contract values. As a result of a cybersecurity incident, Nationwide may be subject to regulatory fines and financial losses and/or reputational damage. Cybersecurity risks may also impact the issuers of securities in which the underlying mutual funds invest, which may cause the underlying mutual funds to lose value. There may be an increased risk of cyber-attacks during periods of geopolitical or military conflict. Although Nationwide undertakes substantial efforts to protect its computer systems from cyber-attacks, including internal processes and technological defenses that are preventative or detective, and other controls designed to provide multiple layers of security assurance, there can be no guarantee that Nationwide, its service providers, or the underlying mutual funds will be able to avoid cybersecurity incidents affecting Contract Owners in the future. It is possible that a cybersecurity incident could persist for an extended period of time without detection. In the event that contract administration or contract values are adversely affected as a result of a failure of Nationwide’s cybersecurity controls, Nationwide will take reasonable steps to take corrective action and restore Contract Values to the levels that they would have been had the cybersecurity incident not occurred. Nationwide will not, however, be responsible for any adverse impact to contracts or contract values that result from the Contract Owner or its designee’s negligent acts or failure to use reasonably appropriate safeguards to protect against cyber-attacks or to protect personal information.
Nationwide Destination Income Annuity | BusinessContinuityRisksMember
Prospectus:
Principal Risk [Text Block]	Business continuity risks. Nationwide is exposed to risks related to natural and man-made disasters, such as storms, fires, earthquakes, public health crises, geopolitical disputes, military actions, and terrorist acts, which could adversely affect Nationwide’s ability to administer the contract. Nationwide has adopted business continuity policies and procedures that may be implemented in the event of a natural or man-made disaster, but such business continuity plans may not operate as intended or fully mitigate the operational risks associated with such disasters. Nationwide outsources certain critical business functions to third parties and, in the event of a natural or man-made disaster, relies upon the successful implementation and execution of the business continuity planning of such entities. While Nationwide closely monitors the business continuity activities of these third parties, successful implementation and execution of their business continuity strategies are largely beyond Nationwide’s control. If one or more of the third parties to whom Nationwide outsources such critical business functions experience operational failures, Nationwide’s ability to administer the contract could be impaired.
Nationwide Destination Income Annuity | Risk of Loss [Member]
Prospectus:
Risk [Text Block]	Contract Owners of variable annuities can lose money by investing in the contract, including loss of principal (see Principal Risks).
Principal Risk [Text Block]	Risk of loss. The Sub-Accounts invest in underlying mutual funds. Underlying mutual funds are variable investments, meaning their value will increase or decrease based on the performance of their portfolio holdings. Poor underlying mutual fund performance can result in a loss of Contract Value and/or principal.
Nationwide Destination Income Annuity | Not Short Term Investment Risk [Member]
Prospectus:
Risk [Text Block]	The contract is not a short-term investment and is not appropriate for an investor who needs ready access to cash. Nationwide has designed the contract to offer features, pricing, and investment options that encourage long-term ownership (see Principal Risks).The benefit of tax deferral also means that the contract is more beneficial to investors with a long time horizon (see Principal Risks).
Principal Risk [Text Block]	Not a short-term investment. In general, deferred variable annuities are long-term investments; they are not suitable as short-term savings vehicles. Nationwide has designed the contract to offer features, pricing, and investment options that encourage long-term ownership. Specifically:•A Contract Owner who takes withdrawals from the contract before reaching age 59 1/2 could be subject to tax penalties that are mandated by the federal tax laws.
Nationwide Destination Income Annuity | Investment Options Risk [Member]
Prospectus:
Risk [Text Block]	● Investment in this contract is subject to the risk of poor investment performance of the investment options chosen by the Contract Owner.● Each investment option has its own unique risks.● Review the prospectuses and disclosures for the investment options before making an investment decision.See Principal Risks.
Nationwide Destination Income Annuity | Insurance Company Risk [Member]
Prospectus:
Risk [Text Block]	Investment in the contract is subject to the risks associated with Nationwide, including that any obligations, guarantees, or benefits are subject to the claims-paying ability of Nationwide. More information about Nationwide, including its financial strength ratings, is available by contacting Nationwide at the address and/or toll-free phone number indicated in Contacting the Service Center (see Principal Risks).
Nationwide Destination Income Annuity | NationwideVariableInsuranceTrustNVITBlueprintRBalancedFundClassIIMember
Prospectus:
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT Blueprint® Balanced Fund: Class II
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Current Expenses [Percent]	0.93%
Average Annual Total Returns, 1 Year [Percent]	9.25%
Average Annual Total Returns, 5 Years [Percent]	5.40%
Average Annual Total Returns, 10 Years [Percent]	5.24%
Nationwide Destination Income Annuity | NationwideVariableInsuranceTrustNVITBlueprintRConservativeFundClassIIMember
Prospectus:
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT Blueprint® Conservative Fund: Class II
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Current Expenses [Percent]	0.85%
Average Annual Total Returns, 1 Year [Percent]	5.10%
Average Annual Total Returns, 5 Years [Percent]	2.47%
Average Annual Total Returns, 10 Years [Percent]	3.01%
Nationwide Destination Income Annuity | NationwideVariableInsuranceTrustNVITBlueprintRModeratelyConservativeFundClassIIMember
Prospectus:
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT Blueprint® Moderately Conservative Fund: Class II
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Current Expenses [Percent]	0.90%
Average Annual Total Returns, 1 Year [Percent]	7.82%
Average Annual Total Returns, 5 Years [Percent]	4.48%
Average Annual Total Returns, 10 Years [Percent]	4.56%
Nationwide Destination Income Annuity | NationwideVariableInsuranceTrustNVITGovernmentMoneyMarketFundClassIMember
Prospectus:
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Portfolio Company Subadviser [Text Block]	Federated Investment Management Company
Current Expenses [Percent]	0.47%
Average Annual Total Returns, 1 Year [Percent]	4.88%
Average Annual Total Returns, 5 Years [Percent]	2.21%
Average Annual Total Returns, 10 Years [Percent]	1.46%
Nationwide Destination Income Annuity | NationwideVariableInsuranceTrustNVITInvestorDestinationsBalancedFundClassIIMember
Prospectus:
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Current Expenses [Percent]	0.88%
Average Annual Total Returns, 1 Year [Percent]	7.79%
Average Annual Total Returns, 5 Years [Percent]	4.17%
Average Annual Total Returns, 10 Years [Percent]	4.73%
Nationwide Destination Income Annuity | NationwideVariableInsuranceTrustNVITInvestorDestinationsConservativeFundClassIIMember
Prospectus:
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Current Expenses [Percent]	0.87%
Average Annual Total Returns, 1 Year [Percent]	3.82%
Average Annual Total Returns, 5 Years [Percent]	1.55%
Average Annual Total Returns, 10 Years [Percent]	2.52%
Nationwide Destination Income Annuity | NationwideVariableInsuranceTrustNVITInvestorDestinationsModeratelyConservativeFundClassIIMember
Prospectus:
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Current Expenses [Percent]	0.87%
Average Annual Total Returns, 1 Year [Percent]	6.09%
Average Annual Total Returns, 5 Years [Percent]	3.20%
Average Annual Total Returns, 10 Years [Percent]	3.97%
Nationwide Destination Income Annuity | GuaranteedLifetimeWithdrawalsMember
Prospectus:
Name of Benefit [Text Block]	Guaranteed Lifetime Withdrawals
Purpose of Benefit [Text Block]	Guaranteed lifetime income stream
Standard Benefit Expense (of Benefit Base), Maximum [Percent]	1.20%
Standard Benefit Expense (of Benefit Base), Current [Percent]	1.00%
Brief Restrictions / Limitations [Text Block]	● Current charge could change
Name of Benefit [Text Block]	Guaranteed Lifetime Withdrawals
Calculation Method of Benefit [Text Block]	Guaranteed Lifetime Withdrawals Guaranteed Lifetime Withdrawals provide for lifetime withdrawals of up to a certain amount (the "Guaranteed Lifetime Withdrawal Amount"), even after the Contract Value is $0, provided that the Contract Owner does not deplete the Current Guaranteed Lifetime Withdrawal Base by taking early or excess withdrawals. The Guaranteed Lifetime Withdrawal Amount is based upon the Current Guaranteed Lifetime Withdrawal Base. While the tax treatment of withdrawals under withdrawal benefits such as Guaranteed Lifetime Withdrawals is not clear under federal tax law, Nationwide currently treats these withdrawals as taxable to the extent that the cash value of the contract exceeds the Contract Owner’s investment at the time of the withdrawal. Consult a qualified tax advisor. In exchange for Guaranteed Lifetime Withdrawals, Nationwide will assess an annual Guaranteed Lifetime Withdrawal Fee which will not exceed 1.20% of the Current Guaranteed Lifetime Withdrawal Base. The current Guaranteed Lifetime Withdrawal Fee is 1.00% of the Current Guaranteed Lifetime Withdrawal Base. The Guaranteed Lifetime Withdrawal Fee will be assessed on each Contract Anniversary and will be deducted via redemption of Accumulation Units. A prorated Guaranteed Lifetime Withdrawal Fee will also be deducted upon full surrender of the contract. Accumulation Units will be redeemed proportionally from each Sub-Account in which the Contract Owner is invested at the time the Guaranteed Lifetime Withdrawal Fee is taken. Withdrawal Start Date The Withdrawal Start Date is the date the Contract Owner begins taking Guaranteed Lifetime Withdrawals. For Income Contracts, the Withdrawal Start Date is the Contract Issue Date. For Accumulation Contracts, the Withdrawal Start Date is the date the first withdrawal is taken after the Contract Owner turns age 65. Determination of the Current Guaranteed Lifetime Withdrawal Base Prior to the Withdrawal Start Date On the Contract Issue Date, the Original Guaranteed Lifetime Withdrawal Base is equal to the benefit base that is transferred to the contract from the Previous Plan. Each time the benefit base is recalculated, as described below, the resulting benefit base is the Current Guaranteed Lifetime Withdrawal Base. Note: This section is not applicable to Income Contracts – those contracts where the Contract Owner started lifetime withdrawals before separating from service from the Previous Plan. Contract Owners who started lifetime withdrawals before separating from service from the Previous Plan should see discussion later in this provision for details on how their Current Guaranteed Lifetime Withdrawal Base may change after the Contract Issue Date. There are several ways that the Current Guaranteed Lifetime Withdrawal Base can change prior to the Withdrawal Start Date: (1)The Annual Lifetime Withdrawal Benefit Base Review. The Guaranteed Lifetime Withdrawal feature contains an anniversary step-up feature (the "Annual Lifetime Withdrawal Benefit Base Review") where if, on any Contract Anniversary, the Contract Value exceeds the Current Guaranteed Lifetime Withdrawal Base, Nationwide will automatically increase the Current Guaranteed Lifetime Withdrawal Base to equal that Contract Value. Note: Since the Guaranteed Lifetime Withdrawal Fee is calculated based on the Current Guaranteed Lifetime Withdrawal Base, increases to the Current Guaranteed Lifetime Withdrawal Base will result in higher contract fees. Under the Annual Lifetime Withdrawal Benefit Base Review feature, the Contract Owner agrees to pay the larger fee. The Contract Owner can cancel the automatic Annual Lifetime Withdrawal Benefit Base Review by contacting the Service Center. (2)Early Withdrawals from the Contract. An early withdrawal is any withdrawal taken from the contract prior to the Withdrawal Start Date, that is, any withdrawal taken before the Contract Owner turns age 65. Early withdrawals will result in a decrease to the Current Guaranteed Lifetime Withdrawal Base. The amount of that decrease will be the greater of (a) or (b), where: (a)= the dollar amount of the early withdrawal; and (b)= a "proportional amount" derived from the following calculation: (A ÷ B) × C, where: (A)= the dollar amount of the early withdrawal; (B)= the Contract Value on the date of the early withdrawal; and (C)= the Current Guaranteed Lifetime Withdrawal Base on the date of the early withdrawal. Note: When an early withdrawal occurs at a time when the Contract Value exceeds the Current Guaranteed Lifetime Withdrawal Base, an early withdrawal will result in a dollar for dollar reduction in the Current Guaranteed Lifetime Withdrawal Base. When an early withdrawal occurs at a time when the Contract Value is less than the Current Guaranteed Lifetime Withdrawal Base, an early withdrawal will result in a proportional reduction to the Current Guaranteed Lifetime Withdrawal Base. Furthermore, the greater the difference between the Contract Value and the Current Guaranteed Lifetime Withdrawal Base, the greater impact that the proportional reduction will have on the remaining Current Guaranteed Lifetime Withdrawal Base.
Example:
Example of early withdrawal calculations:
In this example, the Contract Value is greater than the Current Guaranteed Lifetime Withdrawal Base.
At the time of the early withdrawal:
Contract Value=$500,000
Current Guaranteed Lifetime Withdrawal Base=$450,000
Example:
Withdrawal Amount=$15,000
Current Guaranteed Lifetime Withdrawal Base reduction calculations:
Dollar amount=$15,000
Proportional amount ($15,000 ÷ $500,000) x $450,000=$13,500
After the early withdrawal:
Contract Value ($500,000 - $15,000)=$485,000
Current Guaranteed Lifetime Withdrawal Base ($450,000 - $15,000)=$435,000
In this example, the Contract Value is less than the Current Guaranteed Lifetime Withdrawal Base:
At the time of the early withdrawal:
Contract Value=$400,000
Current Guaranteed Lifetime Withdrawal Base=$450,000
Withdrawal Amount=$15,000
Current Guaranteed Lifetime Withdrawal Base reduction calculations:
Dollar amount=$15,000
Proportional amount ($15,000 ÷ $400,000) x $450,000=$16,875
After the early withdrawal:
Contract Value ($400,000 - $15,000)=$385,000
Current Guaranteed Lifetime Withdrawal Base ($450,000 - $16,875)=$433,125
Lifetime Withdrawal Percentage The Lifetime Withdrawal Percentage is the percentage of the Current Guaranteed Lifetime Withdrawal Base that the Contract Owner can withdraw from the contract each year without decreasing the Current Guaranteed Lifetime Withdrawal Base. The Lifetime Withdrawal Percentage is the lifetime withdrawal percentage that is transferred to the contract from the Contract Owner's Previous Plan. Guaranteed Lifetime Withdrawals Contract Owners of Income Contracts may continue to take Guaranteed Lifetime Withdrawals after the Withdrawal Start Date (the Contract Issue Date). At the Contract Owner's request (or automatically in connection with the Systematic Withdrawals program), Nationwide will withdraw Accumulation Units proportionally from the Sub-Accounts as of the date of the withdrawal request. As with any withdrawal, Guaranteed Lifetime Withdrawals reduce the Contract Value and consequently, the death benefit and the amount available for annuitization. Contract Owners of Accumulation Contracts may, at any time after they reach age 65, begin taking Guaranteed Lifetime Withdrawals by taking a withdrawal from the contract. The first withdrawal after the Contract Owner reaches age 65 constitutes the first Guaranteed Lifetime Withdrawal, even if such withdrawal is taken to meet minimum distribution requirements under the Internal Revenue Code. The date of that withdrawal is that Contract Owner's Withdrawal Start Date. At the Contract Owner's request (or automatically in connection with the Systematic Withdrawals program), Nationwide will withdraw Accumulation Units proportionally from the Sub-Accounts as of the date of the withdrawal request. As with any withdrawal, Guaranteed Lifetime Withdrawals reduce the Contract Value and consequently, the death benefit and the amount available for annuitization. For both Income Contracts and Accumulation Contracts, at the time of the first Guaranteed Lifetime Withdrawal, the Current Guaranteed Lifetime Withdrawal Base is locked in and will only change if one of the events in the Determination of the Current Guaranteed Lifetime Withdrawal Base After the Withdrawal Start Date provision occurs. On the Withdrawal Start Date and on each Contract Anniversary thereafter, the Lifetime Withdrawal Percentage is multiplied by the Current Guaranteed Lifetime Withdrawal Base to determine the benefit amount (the "Guaranteed Lifetime Withdrawal Amount") for that year. The Guaranteed Lifetime Withdrawal Amount is the maximum amount that can be withdrawn from the contract before the next Contract Anniversary without reducing the Current Guaranteed Lifetime Withdrawal Base. The ability to withdraw the Guaranteed Lifetime Withdrawal Amount each year will continue until the earlier of a full surrender of the contract, a reduction of the Current Guaranteed Lifetime Withdrawal Base to $0, the Annuitant's death (or if the Spousal Continuation Option is elected, the death of the last survivor of the Annuitant and Contingent Annuitant), or annuitization. Although withdrawals up to the Guaranteed Lifetime Withdrawal Amount do not reduce the Current Guaranteed Lifetime Withdrawal Base, they do reduce the Contract Value. Determination of the Current Guaranteed Lifetime Withdrawal Base After the Withdrawal Start Date As indicated previously, at the time of the first Guaranteed Lifetime Withdrawal, the Current Guaranteed Lifetime Withdrawal Base is locked in. However, there are ways that the Current Guaranteed Lifetime Withdrawal Base can change after the first Guaranteed Lifetime Withdrawal: (1)The Annual Lifetime Withdrawal Benefit Base Review. The Annual Lifetime Withdrawal Benefit Base Review continues to apply after the first Guaranteed Lifetime Withdrawal. The feature works exactly the same as prior to the first Guaranteed Lifetime Withdrawal, as described above. (2)Excess Withdrawals from the Contract. Excess withdrawals are any withdrawals taken after the Withdrawal Start Date that, during any Contract Year, exceed the Guaranteed Lifetime Withdrawal Amount. Excess withdrawals will result in a decrease to the Current Guaranteed Lifetime Withdrawal Base. The amount of that decrease will be the greater of (a) or (b), where: (a)= the dollar amount of the excess withdrawal (the amount withdrawn during any Contract Year in excess of the Guaranteed Lifetime Withdrawal Amount); and (b)= a "proportional amount" derived from the following calculation: (A ÷ B) × C, where: (A)= the dollar amount of the excess withdrawal; (B)= the Contract Value (which will be reduced by any Guaranteed Lifetime Withdrawal Amount) on the date of the excess withdrawal; and C= the Current Guaranteed Lifetime Withdrawal Base on the date of the excess withdrawal. Note: When an excess withdrawal occurs at a time when the Contract Value exceeds the Current Guaranteed Lifetime Withdrawal Base, an excess withdrawal will result in a dollar for dollar reduction in the Current Guaranteed Lifetime Withdrawal Base. When an excess withdrawal occurs at a time when the Contract Value is less than the Current Guaranteed Lifetime Withdrawal Base, an excess withdrawal will result in a proportional reduction to the Current Guaranteed Lifetime Withdrawal Base. Furthermore, the greater the difference between the Contract Value and the Current Guaranteed Lifetime Withdrawal Base, the greater impact that the proportional reduction will have on the remaining Current Guaranteed Lifetime Withdrawal Base.
Example:
Example of excess withdrawal calculations:
In this example, the Contract Value is greater than the Current Guaranteed Lifetime Withdrawal Base:
At the time of the excess withdrawal:
Contract Value=$500,000
Current Guaranteed Lifetime Withdrawal Base=$450,000
Guaranteed Lifetime Withdrawal Amount=$22,500
Withdrawal Amount=$30,000
Excess Withdrawal Amount ($30,000 - $22,500)=$7,500
Current Guaranteed Lifetime Withdrawal Base reduction calculations:
Dollar amount=$7,500
Proportional amount ($7,500 ÷ $477,500) x $450,000=$7,068
After the excess withdrawal:
Example:
Contract Value ($500,000 - $30,000)=$470,000
Current Guaranteed Lifetime Withdrawal Base ($450,000 - $7,500)=$442,500
In this example, the Contract Value is less than the Current Guaranteed Lifetime Withdrawal Base:
At the time of the excess withdrawal:
Contract Value=$400,000
Current Guaranteed Lifetime Withdrawal Base=$450,000
Guaranteed Lifetime Withdrawal Amount=$22,500
Withdrawal Amount=$30,000
Excess Withdrawal Amount ($30,000 - $22,500)=$7,500
Current Guaranteed Lifetime Withdrawal Base reduction calculations:
Dollar amount=$7,500
Proportional amount ($7,500 ÷ $377,500) x $450,000=$8,940
After the excess withdrawal:
Contract Value ($400,000 - $30,000)=$370,000
Current Guaranteed Lifetime Withdrawal Base ($450,000 - $8,940)=$441,060
Currently, Nationwide allows for an "RMD privilege" whereby Nationwide permits a Contract Owner to withdraw Contract Value in excess of the Guaranteed Lifetime Withdrawal Amount without reducing the Current Guaranteed Lifetime Withdrawal Base if such excess withdrawal is for the sole purpose of meeting Internal Revenue Code required minimum distributions for this contract. This RMD privilege is not available for contracts issued as IRAs that are taken over, upon a Contract Owner’s death, by a non-spouse. In order to qualify for the RMD privilege, the Contract Owner must: (1)be at least 73 (for Contract Owners who attained age 70½ after 2019, the age was 72; and for Contract Owners that were born prior to July 1, 1949, the age was 70½) as of the date of the request; (2)own the contract as an IRA; and (3)submit a completed administrative form to the Service Center. Nationwide reserves the right to modify or eliminate the RMD privilege if there is any change to the Internal Revenue Code or IRS rules relating to required minimum distributions, including the issuance of relevant IRS guidance. If Nationwide exercises this right, any withdrawal in excess of the Guaranteed Lifetime Withdrawal Amount will reduce the Current Guaranteed Lifetime Withdrawal Base. If, after the Withdrawal Start Date, the Contract Value is $0, but the Current Guaranteed Lifetime Withdrawal Base is greater than $0, the Contract Owner is permitted to continue to take withdrawals of no more than the Guaranteed Lifetime Withdrawal Amount. If, after the Withdrawal Start Date, both the Contract Value and the Current Guaranteed Lifetime Withdrawal Base are $0, the contract terminates. Difference between Early Withdrawals and Excess Withdrawals Early withdrawals and excess withdrawals vary in their impact on the Current Guaranteed Lifetime Withdrawal Base. Early withdrawals are taken before the Withdrawal Start Date and the entire amount of the early withdrawal is considered when calculating the reduction to the Current Guaranteed Lifetime Withdrawal Base. Excess withdrawals are taken after the Withdrawal Start Date, when the Contract Owner takes withdrawals in excess of the Guaranteed Lifetime Withdrawal Amount, and only the amount in excess of the Guaranteed Lifetime Withdrawal Amount is considered when calculating the reduction to the Current Guaranteed Lifetime Withdrawal Base. This means that early withdrawals will have a greater overall negative impact on the Current Guaranteed Lifetime Withdrawal Base than excess withdrawals, because early withdrawals will impact the Current Guaranteed Lifetime Withdrawal Base in their entirety, where excess withdrawals will only impact the Current Guaranteed Lifetime Withdrawal Base by the amount of the withdrawal that was in excess of the Guaranteed Lifetime Withdrawal Amount. Settlement Options If, after beginning Guaranteed Lifetime Withdrawals, a Contract Owner’s Contract Value falls to $0 (thus, there is nothing to annuitize) and there is still a positive Current Guaranteed Lifetime Withdrawal Base, Nationwide will provide the Contract Owner with a notification describing the following three options, along with instructions on how to submit the election to Nationwide: (1)The Contract Owner can continue to take annual withdrawals of no more than the Guaranteed Lifetime Withdrawal Amount until the death of the Annuitant; (2)The Contract Owner can elect the Age Based Lump Sum Settlement Option, as described below; or (3)If the Contract Owner qualifies after a medical examination, the Contract Owner can elect the Underwritten Lump Sum Settlement Option, as described below. The options listed above each result in a different amount ultimately received under the Guaranteed Lifetime Withdrawals feature. The Underwritten Lump Sum Settlement Option will generally pay a larger amount than the Age-Based Lump Sum Settlement Option when a Contract Owner is healthier than the normal population. Regardless of age or health, the Underwritten Lump Sum Settlement Option amount will never be less than the Age Based Lump Sum Settlement Option amount. Election of the Age Based Lump Sum Settlement Option enables the Contract Owner to receive payment without a medical exam, which could potentially delay payment. Before selecting a settlement option, consult with a qualified financial advisor to determine which option is best for you based on your individual financial situation and needs. The Contract Owner will have 60 days from the date of Nationwide’s notification letter to make an election. Once the Contract Owner makes an election, the election is irrevocable. If the Contract Owner does not make an election within 60 days of the date of the notification letter, Nationwide will assume that the Contract Owner intends to continue to take withdrawals of the Guaranteed Lifetime Withdrawal Amount. Age Based Lump Sum Settlement Option Under the Age Based Lump Sum Settlement Option, in lieu of taking withdrawals of the Guaranteed Lifetime Withdrawal Amount, Nationwide will pay the Contract Owner a lump sum equal to the Contract Owner’s most recently calculated Guaranteed Lifetime Withdrawal Amount multiplied by the Annual Benefit Multiplier listed in the following table:
Contract Owner’s Age	Annual Benefit Multiplier
Up to Age 70	5.5
71-75	4.5
76-80	3.5
81-85	2.5
86-90	2.0
91-95	1.5
96+	1.0
For contracts that have elected the Spousal Continuation Option, if both spouses are living on the date the Age Based Lump Sum Settlement Option is elected, Nationwide will use the age of the younger spouse minus three years to determine the Annual Benefit Multiplier. If only one spouse is living on the date the Age Based Lump Sum Settlement Option is elected, Nationwide will use the age of the living spouse to determine the Annual Benefit Multiplier. Underwritten Lump Sum Settlement Option Under the Underwritten Lump Sum Settlement Option, in lieu of taking withdrawals of the Guaranteed Lifetime Withdrawal Amount, for those who qualify based on a medical exam, Nationwide will pay the Contract Owner a lump sum based upon the age, sex, and health of the Contract Owner. Once Nationwide receives the Contract Owner’s election to take the Underwritten Lump Sum Settlement Option, Nationwide will provide the Contract Owner with a medical examination form, which must be completed by a certified physician chosen by the Contract Owner and returned to the Service Center within 30 days. Upon completion of underwriting by Nationwide, the lump sum settlement amount as of the date that Nationwide received all of the necessary information is issued to the Contract Owner. If Nationwide does not receive the completed form within the 30-day period, Nationwide will pay the Contract Owner the amount that would be payable under the Age Based Lump Sum Settlement Option. Such information must be submitted by the Contract Owner to the Service Center on a Nationwide form that is attested to by a certified physician chosen by the Contract Owner. Termination of Guaranteed Lifetime Withdrawals Upon annuitization of the contract, the Guaranteed Lifetime Withdrawal Fee will no longer be assessed and all benefits associated with Guaranteed Lifetime Withdrawals will terminate. Additionally, the benefits associated with the option terminate upon the Annuitant’s death (unless the Spousal Continuation Option was also elected), a full surrender of the contract, or a reduction of the Current Guaranteed Lifetime Withdrawal Base to $0. Spousal Continuation Option The Spousal Continuation Option allows a surviving spouse to continue to receive, for the duration of his/her lifetime, the benefit associated with the Guaranteed Lifetime Withdrawals. This feature is beneficial in that it provides the security of ensuring that both spouses have access to the Guaranteed Lifetime Withdrawals for the duration of both their lives. There is no fee associated with the Spousal Continuation Option; however, if the Spousal Continuation Option is elected, the Lifetime Withdrawal Percentage may be reduced which will result in a smaller Guaranteed Lifetime Withdrawal Amount. For Contract Owners of Income Contracts who elected the Previous Plan's spousal benefit, the Spousal Continuation Option is automatically elected at the time of application for this contract and no reduction will be applied to the Lifetime Withdrawal Percentage. Contract Owners of Income Contracts who elected the Previous Plan's spousal benefit cannot remove the Spousal Continuation Option under this contract. For Contract Owners of Income Contracts who declined the Previous Plan's spousal benefit, the Spousal Continuation Option is not available for election under this contract. For Contract Owners of Accumulation Contracts, the Spousal Continuation Option is available for election at the time of application, subject to the conditions listed below. In exchange for the Spousal Continuation Option, the Lifetime Withdrawal Percentage will be reduced by a factor that is determined by the age of the spouse when the Contract Owner reaches age 65 (see Appendix D: Spousal Continuation Option Calculation for the applicable reduction factors and sample calculations). The Spousal Continuation Option is available to the Contract Owners of Accumulation Contracts, provided that the following conditions are satisfied: (1)The Spousal Continuation Option must be elected at the time of application, and the Contract Owner/Annuitant cannot be younger than 40 or older than 90 on the Contract Issue Date. (2)After the first Guaranteed Lifetime Withdrawal, the Spousal Continuation Option may not be removed from the contract. (3)Only the person for whom the IRA or Roth IRA was established may be named as the Contract Owner/Annuitant. (4)Both spouses must be named as beneficiaries. (5)No person other than the spouse may be named as Contingent Annuitant. Note: This will affect the timing and payment of the death benefit. No death benefit will be paid until the death of the Contract Owner and his/her spouse. (6)The spouse cannot be younger than 40 or older than 90 at the Withdrawal Start Date. Note: If the contract is annuitized, Guaranteed Lifetime Withdrawals and the Spousal Continuation Option terminate.
Example:
Ms. J purchased an Accumulation Contract and elected the Spousal Continuation Option at the time of application. She began taking Guaranteed Lifetime Withdrawals when she was
62. Three years later, Ms. J passed away. Mr. J, Ms. J’s surviving spouse, is entitled to continue to receive the same Guaranteed Lifetime Withdrawals for the duration of his lifetime. At Mr. J’s death, the contract will terminate.

Marriage Termination If, prior to taking the first Guaranteed Lifetime Withdrawal, the marriage terminates due to divorce, dissolution, or annulment, the Contract Owner may remove the Spousal Continuation Option from the contract. Nationwide will remove the option upon the Contract Owner’s written request to the Service Center. If the Spousal Continuation Option is removed from the contract, the Lifetime Withdrawal Percentage will be recalculated to reflect a Lifetime Withdrawal Percentage that is no longer reduced by the applicable Lifetime Withdrawal Percentage reduction factor. Once the Spousal Continuation Option is removed from the contract, the option may not be re-elected or added to cover a subsequent spouse. If, after taking the first Guaranteed Lifetime Withdrawal, the marriage terminates due to divorce, dissolution, or annulment, the Contract Owner may not remove the Spousal Continuation Option from the contract. Risks Associated with the Spousal Continuation Option There are situations where a Contract Owner who elects the Spousal Continuation Option will not receive the benefits associated with the option. This will occur if: (1)the spouse (the Contingent Annuitant) dies before you; (2)the contract is annuitized; or (3)after the Withdrawal Start Date, the marriage terminates due to divorce, dissolution, or annulment. Additionally, in the situations described in (1) and (3) above, not only will the Contract Owner not receive the benefit associated with the Spousal Continuation Option, but he/she will continue to receive a reduced Lifetime Withdrawal Percentage.
Nationwide Destination Income Annuity | SystematicWithdrawalsMember
Prospectus:
Name of Benefit [Text Block]	Systematic Withdrawals (see Contract Owner Services)
Purpose of Benefit [Text Block]	Automatic withdrawals of Contract Value on a periodic basis
Standard Benefit Expense (of Other Amount), Maximum [Percent]	0.00%
Standard Benefit Expense (of Other Amount), Current [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]	● Withdrawals must be at least $100 each
Name of Benefit [Text Block]	Systematic Withdrawals (see Contract Owner Services)
Operation of Benefit [Text Block]	Systematic Withdrawals Systematic Withdrawals allow Contract Owners to receive a specified amount (of at least $100) on a monthly, quarterly, semi-annual, or annual basis. Requests for Systematic Withdrawals and requests to discontinue Systematic Withdrawals must be submitted in good order and in writing to the Service Center. The withdrawals will be taken from the Sub-Accounts proportionally unless Nationwide is instructed otherwise. Nationwide will withhold federal income taxes from Systematic Withdrawals unless otherwise instructed by the Contract Owner. The Internal Revenue Service may impose a 10% penalty tax if the Contract Owner is under age 59½, unless the Contract Owner has made an irrevocable election of distributions of substantially equal payments. Nationwide reserves the right to stop establishing new Systematic Withdrawal programs. Systematic Withdrawals are not available before the end of the free look period.
Calculation Method of Benefit [Text Block]
Example:
Ms. H elects to take Systematic Withdrawals equal to $5,000 on a quarterly basis. She has not directed that the withdrawals be taken from specific Sub-Accounts, so each quarter,
Nationwide will withdraw $5,000 from Ms. H’s contract proportionally from each Sub-
Account, and will mail her a check or wire the funds to the financial institution of her choice.

Nationwide Destination Income Annuity | SpousalContinuationOptionMember
Prospectus:
Optional Benefit Expense (of Other Amount), Maximum [Percent]	0.00%
Other Annual Expense (of Other Amount), Current [Percent]	0.00%
Name of Benefit [Text Block]	Spousal Continuation OptionSpousal Continuation Option
Purpose of Benefit [Text Block]	Second death benefitSecond death benefit
Standard Benefit Expense (of Other Amount), Maximum [Percent]	0.00%
Standard Benefit Expense (of Other Amount), Current [Percent]	0.00%
Optional Benefit Expense (of Other Amount), Maximum [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]	● Contract Owners who previously elected the Plan’s spousal benefit will automatically elect this benefit● Limited availability● For contracts issued as an IRA or Roth IRA, only the person for whom the IRA or Roth IRA was established may be named as the Contract Owner● The spouse cannot be younger than 40 or older than 90 when the withdrawals begin● Spouse must be named as Contingent Annuitant
Name of Benefit [Text Block]	Spousal Continuation OptionSpousal Continuation Option
Nationwide Destination Income Annuity | ReturnofPremiumDeathBenefitOptionMember
Prospectus:
Operation of Benefit [Text Block]	Standard Death Benefit (Return of Contract Value)
Nationwide Destination Income Annuity | Standard Death Benefit [Member]
Prospectus:
Name of Benefit [Text Block]	Standard Death Benefit
Purpose of Benefit [Text Block]	Death benefit upon death of Annuitant prior to Annuitization
Standard Benefit Expense (of Other Amount), Maximum [Percent]	0.00%
Standard Benefit Expense (of Other Amount), Current [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]	● Certain ownership changes and assignments could reduce the death benefit● Nationwide may limit purchase payments to $1,000,000
Name of Benefit [Text Block]	Standard Death Benefit
Operation of Benefit [Text Block]	If the Annuitant dies prior to the Annuitization Date, the death benefit will be the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit. Death BenefitDeath of Contract Owner/Annuitant If a Contract Owner/Annuitant dies before the Annuitization Date, a death benefit is payable to the beneficiary unless a Contingent Annuitant is named. If a Contingent Annuitant is named then no death benefit is payable until the death of both the Contract Owner/Annuitant and the Contingent Annuitant. Multiple beneficiaries will share the death benefit equally unless otherwise specified. If no beneficiaries survive the Contract Owner/Annuitant, the contingent beneficiary receives the death benefit. Multiple contingent beneficiaries will share the death benefit equally unless otherwise specified. If no contingent beneficiaries survive the Contract Owner/Annuitant, the Contract Owner's estate will receive the death benefit. If the Contract Owner/Annuitant dies after the Annuitization Date, any benefit that may be payable will be paid according to the selected annuity payment option.Death Benefit Payment The recipient of the death benefit may elect to receive the death benefit: (1)in a lump sum; (2)as an annuity (see Annuity Payment Options); or (3)in any other manner permitted by law and approved by Nationwide. Premium taxes may be deducted from death benefit proceeds. Nationwide will pay (or will begin to pay) the death benefit after it receives proof of death and the instructions as to the payment of the death benefit. Death benefit claims must be submitted to the Service Center. If the recipient of the death benefit does not elect the form in which to receive the death benefit payment, Nationwide will pay the death benefit in a lump sum. Contract Value will continue to be allocated according to the most recent allocation instructions until the death benefit is paid. If the contract has multiple beneficiaries entitled to receive a portion of the death benefit, the Contract Value will continue to be allocated according to the most recent allocation instructions until the first beneficiary provides Nationwide with all the information necessary to pay that beneficiary's portion of the death benefit proceeds. At the time the first beneficiary’s proceeds are paid, the remaining portion(s) of the death benefit proceeds that are allocated to Sub-Accounts will be reallocated to the available money market Sub-Account until instructions are received from the remaining beneficiary(ies).Death and Spousal Continuation Option If the Spousal Continuation Option is elected, no death benefit is payable until both spouses die. After the death of the first spouse, the surviving spouse will continue to receive Guaranteed Lifetime Withdrawals until their death or annuitization.
Calculation Method of Benefit [Text Block]
Example:
On June 1, which is before her Annuitization Date, Ms. P passes away. She has elected the standard death benefit. On the date of Ms. P’s death, her Contract Value = $24,000. The death benefit for Ms. P’s contract will equal $24,000.